Stock Based Compensation	3 Months Ended
Mar. 31, 2018
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 11 - Stock Based Compensation

In March 2014, Aircom’s Board of Directors adopted the 2014 Stock Option Plan (the “Aircom 2014 Plan”). The Aircom 2014 Plan provides for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of Aircom. Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant of an Option. On February 13, 2017, pursuant to the Exchange Agreement, Aerkomm assumed the options of Aircom 2014 Plan and agreed to issue options for an aggregate of 5,444,407 shares to Aircom’s stock option holders.

One-third of Aircom 2014 Plan stock option shares will be vested as of the first anniversary of the time the option shares are granted or the employee’s acceptance to serve the Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Plan shall become effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.

On May 5, 2017, the Board of Directors of Aerkomm adopted the Aerkomm Inc. 2017 Equity Incentive Plan (the “Aerkomm 2017 Plan” or, the “Plan”) and the reservation of 5,000,000 shares of the Company’s common stock for issuance under the Plan. On June 23, 2017, the Board of Directors voted to increase the number of shares of the Company’s common stock reserved for issuance under the Plan to 10,000,000 shares. The Aerkomm 2017 Plan provides for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of Aircom. Options granted under the Plan may be Incentive Stock Options or Nonstatutory Stock Options, as determined by the Administrator at the time of grant of an option. On June 23, 2017, the Board of Directors agreed to issue options for an aggregate of 1,455,000 shares under the Aerkomm 2017 Plan to certain officers and directors of Aerkomm.

The option agreements granted on June 23, 2017 are classified into three types of vesting schedule, which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.

Option price is determined by the Board of Directors. The Plan has been adopted by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aerkomm 2017 Plan. The Plan has not yet been approved by Aerkomm’s stockholders.

Valuation and Expense Information

Measurement and recognition of compensation expense based on estimated fair values is required for all share-based payment awards made to its employees and directors including employee stock options. The Company recognized compensation expense of $275,806, $9,000, $1,749,447, $20,000 and $0 for the three months ended March 31, 2018 and 2017, and the years ended December 31, 2017, 2016 and 2015, respectively, related to such employee stock options.

Determining Fair Value

Valuation and amortization method

The Company uses the Black-Scholes option-pricing-model to estimate the fair value of stock options granted on the date of grant or modification and amortizes the fair value of stock-based compensation at the date of grant on a straight-line basis for recognizing stock compensation expense over the vesting period of the option.

Expected term

The expected term is the period of time that granted options are expected to be outstanding. The Company uses the SEC’s simplified method for determining the option expected term based on the Company’s historical data to estimate employee termination and options exercised.

Expected dividends

The Company does not plan to pay cash dividends before the options are expired. Therefore, the expected dividend yield used in the Black-Scholes option valuation model is zero.

Expected volatility

Since the Company has no historical volatility, it used the calculated value method which substitutes the historical volatility of a public company in the same industry to estimate the expected volatility of the Company’s share price to measure the fair value of options granted under Aircom 2014 Plan and Aerkomm 2017 Plan.

Risk-free interest rate

The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the market yield in effect at the time of option grant provided in the Federal Reserve Board’s Statistical Releases and historical publications on the Treasury constant maturities rates for the equivalent remaining terms for Aircom 2014 Plan and Aerkomm 2017 Plan.

Forfeitures

The Company is required to estimate forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The Company used the following assumptions to estimate the fair value of options granted in 2017 and 2016 under Aircom 2014 Plan and Aerkomm 2017 Plan as follows:

Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 59.18%
Expected dividends	0%
Risk-free interest rate	0.71 – 2.40%
Forfeiture rate	0% - 5%

Aircom 2014 Plan

A summary of the number of shares, weighted average exercise price and estimated fair value of options for Aircom 2014 Plan as of March 31, 2018, December 31, 2017 and 2016 was as follows:

	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2016	4,139,241	$0.0013	$0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	(19,681)	0.0013	0.0004
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at December 31, 2017	4,661,307	0.0816	0.0256
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2018	4,661,307	0.0816	0.0256

Options exercisable at December 31, 2016	2,066,858	0.0013	0.0004

Options exercisable at December 31, 2017	3,148,972	0.0412	0.0129

Options exercisable at March 31, 2018	3,407,933	0.0440	0.0138

A summary of the status of nonvested shares under Aircom 2014 Plan as of March 31, 2018, December 31, 2017 and 2016 was as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2016	4,139,241	$0.0013
Granted	1,305,166	0.6704
Vested	(2,066,858)	0.0013
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	3,377,549	0.2597
Granted	-	-
Vested	(1,101,795)	0.1146
Forfeited/Cancelled	(763,418)	0.6550
Options nonvested at December 31, 2017	1,512,335	0.1663
Granted	-	-
Vested	(258,962)	0.0816
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2018	1,253,374	0.1838

Aerkomm 2017 Plan

A summary of the number of shares, weighted average exercise price and estimated fair value of options under Aerkomm 2017 Plan as of December 31, 2017 and March 31, 2018 were as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	2,060,000	5.9154	3.5401
Exercised	-	-	-
Forfeited/Cancelled	(795,000)	5.5000	3.2922
Options outstanding at December 31, 2017	1,265,000	6.1765	3.5035
Granted	-
Exercised	-
Forfeited/Cancelled	(240,000)	5.5000	3.2922
Options outstanding at March 31, 2018	1,025,000	6.3349	3.7904
Options exercisable at December 31, 2017	423,750	5.5708	3.4005
Options exercisable at March 31, 2018	204,375	5.6468	3.5168

A summary of the status of nonvested shares under Aerkomm 2017 Plan as of December 31, 2017 and March 31, 2018 were as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	2,060,000	5.9154
Vested	(423,750)	5.5708
Forfeited/Cancelled	(795,000)	5.5000
Options nonvested at December 31, 2017	841,250	6.4816
Granted	-
Vested	(20,625)	5.5000
Forfeited/Cancelled	-
Options nonvested at March 31, 2018	820,625	6.5062

As of March 31, 2018, December 31, 2017, 2016 and 2015, there were approximately $1,756,000, $5,057,000, $94,000 and $2,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under Aircom 2014 Plan and Aerkomm 2017 Plan. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. The Company expects to recognize that cost over a weighted average period of 1 - 5 years.